Shareholder Report, Holdings (Details) - C000032294	Jun. 30, 2024
ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Tokio Marine Holdings, Inc.FR_651312902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Recruit Holdings Co. Ltd.FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Japan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
France
Holdings [Line Items]
Percent of Net Asset Value	14.70%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%